UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 028-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:  $    3,162,222
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
A  D  C  TELECOMMUNICATIONS       COM NEW          000886309     8744   690102 SH                  SOLE      690102      0    0
AIRGAS  INC                       COM              009363102   350452  5157500 SH                  SOLE     5157500      0    0
AIRGAS  INC                       COM              009363952   313250  4610000 SH  PUT             SOLE     4610000      0    0
AIRGAS  INC                       COM              009363902    76328  1123300 SH  CALL            SOLE     1123300      0    0
AIRTRAN  HLDGS  INC               COM              00949P108    17913  2437124 SH                  SOLE     2437124      0    0
ALBERTO  CULVER  CO               COM              013078950      753    20000 SH  PUT             SOLE       20000      0    0
ALCON  INC                        COM              H01301952    26269   157500 SH  PUT             SOLE      157500      0    0
ALCON  INC                        COM SHS          H01301102   147776   886000 SH                  SOLE      886000      0    0
AMERICREDIT  CORP                 COM              03060R101    53567  2190000 SH                  SOLE     2190000      0    0
AON  CORP                         COM              037389903     2933    75000 SH  CALL            SOLE       75000      0    0
ATC  TECHNOLOGY  CORP             COM              00211W104    23998   970000 SH                  SOLE      970000      0    0
ATP  OIL  &  GAS  CORP            COM              00208J108    14517  1063498 SH                  SOLE     1063498      0    0
ATP  OIL  &  GAS  CORP            COM              00208J908     5597   410000 SH  CALL            SOLE      410000      0    0
ATP  OIL  &  GAS  CORP            COM              00208J958    18804  1377600 SH  PUT             SOLE     1377600      0    0
BANK  OF  AMERICA  CORPORATION    COM              060505954    28989  2212500 SH  PUT             SOLE     2212500      0    0
BANK  OF  AMERICA  CORPORATION    COM              060505904    18754  1431300 SH  CALL            SOLE     1431300      0    0
BANK  OF  AMERICA  CORPORATION    COM              060505104    12155   927648 SH                  SOLE      927648      0    0
BP  PLC                           COM              055622954     3359    81600 SH  PUT             SOLE       81600      0    0
BP  PLC                           COM              055622904     4380   106400 SH  CALL            SOLE      106400      0    0
BURGER  KING  HLDGS  INC          COM              121208201    30566  1280000 SH                  SOLE     1280000      0    0
CAPITAL  GOLD  CORP               COM NEW          14018Y205     2648   550000 SH                  SOLE      550000      0    0
CELSIUS  HOLDINGS  INC            COM NEW          15118V207      903   669100 SH                  SOLE      669100      0    0
CELSIUS  HOLDINGS  INC            *W EXP 99/99/999 15118V116       49   121764 SH                  SOLE      121764      0    0
CITIGROUP  INC                    COM              172967101      812   207587 SH                  SOLE      207587      0    0
COGENT  INC                       COM              19239Y108      851    80000 SH                  SOLE       80000      0    0
CRUCELL  N  V                     SPONSORED ADR    228769105     5345   160000 SH                  SOLE      160000      0    0
DIRECTV                           COM              25490A901     2498    60000 SH  CALL            SOLE       60000      0    0
DIREXION  SHS  ETF  TR            DLY LRG CAP BEAR 25459W854      900    72500 SH                  SOLE       72500      0    0
DYNEGY  INC                       COM              26817G300      256    52500 SH                  SOLE       52500      0    0
FIDELITY  NATL  INFORMATION  SV   COM              31620M106    22238   819700 SH                  SOLE      819700      0    0
FIDELITY  NATL  INFORMATION  SV   COM              31620M956    20619   760000 SH  PUT             SOLE      760000      0    0
FIRST  MIDWEST  BANCORP           COM              320867104      119    10350 SH                  SOLE       10350      0    0
FLOTEK  INDS  INC                 COM              343389102      483   350000 SH                  SOLE      350000      0    0
GENTIVA  HEALTH  SERVICES  INC    COM              37247A102      219    10000 SH                  SOLE       10000      0    0
GENTIVA  HEALTH  SERVICES  INC    COM              37247A902      546    25000 SH  CALL            SOLE       25000      0    0
GENZYME  CORP                     COM              372917954    60094   848900 SH  PUT             SOLE      848900      0    0
GENZYME  CORP                     COM              372917904    49907   705000 SH  CALL            SOLE      705000      0    0
GENZYME  CORP                     COM              372917104    84240  1190000 SH                  SOLE     1190000      0    0
GLG  PARTNERS  INC                COM              37929X107    16667  3703708 SH                  SOLE     3703708      0    0
GOLDMAN  SACHS  GROUP  INC        COM              38141G104    39536   273456 SH                  SOLE      273456      0    0
GOLDMAN  SACHS  GROUP  INC        COM              38141G954    65871   455600 SH  PUT             SOLE      455600      0    0
GOLDMAN  SACHS  GROUP  INC        COM              38141G904    30897   213700 SH  CALL            SOLE      213700      0    0
GRACE  W  R  &  CO                COM              38388F908     5728   205000 SH  CALL            SOLE      205000      0    0
GRACE  W  R  &  CO                COM              38388F108     4191   150000 SH                  SOLE      150000      0    0
GREAT  ATLANTIC  &  PAC  TEA  INC NOTE 6.750%12/1  390064AK9      585     1000 PRN                 SOLE        1000      0    0
HEALTH  GRADES  INC               COM              42218Q102     2048   250000 SH                  SOLE      250000      0    0
HEARTWARE  INTL  INC              COM              422368100    13135   191022 SH                  SOLE      191022      0    0
HERTZ  GLOBAL  HOLDINGS  INC      COM              42805T905      530    50000 SH  CALL            SOLE       50000      0    0
HEWITT  ASSOCS  INC               COM              42822Q100     7060   140000 SH                  SOLE      140000      0    0
HYPERCOM  CORP                    COM              44913M105      130    20000 SH                  SOLE       20000      0    0
INTERNET  BRANDS  INC             COM CLASS A      460608102     1515   114054 SH                  SOLE      114054      0    0
ISILON  SYS  INC                  COM              46432L104    22228   100000 SH                  SOLE      100000      0    0
ISILON  SYS  INC                  COM              46432L954     5013   225000 SH  PUT             SOLE      225000      0    0
JPMORGAN  CHASE  &  CO            COM              46625H950    75873  1993500 SH  PUT             SOLE     1993500      0    0
JPMORGAN  CHASE  &  CO            COM              46625H900    47385  1245000 SH  CALL            SOLE     1245000      0    0
JPMORGAN  CHASE  &  CO            COM              46625H100    59113  1553148 SH                  SOLE     1553148      0    0
L-1  IDENTITY  SOLUTIONS  INC     COM              50212A106     2933   250000 SH                  SOLE      250000      0    0
LEAP  WIRELESS  INTL  INC         COM              521863958    22848  1850000 SH  PUT             SOLE     1850000      0    0
LEAP  WIRELESS  INTL  INC         COM NEW          521863308    25842  2092500 SH                  SOLE     2092500      0    0
LIBERTY  ACQUISITION  HLDGS  CO   *W EXP 12/12/201 53015Y115     3016  1850000 SH                  SOLE     1850000      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
LIBERTY  ACQUISITION  HLDGS  CO   COM              53015Y107    20584  2000400 SH                  SOLE     2000400      0    0
LIBERTY  MEDIA  CORP              LIB STAR COM A   53071M708    10713   165000 SH                  SOLE      165000      0    0
MARINER  ENERGY  INC              COM              56845T305     6784   280000 SH                  SOLE      280000      0    0
MCAFEE  INC                       COM              579064106    17959   380000 SH                  SOLE      380000      0    0
MCAFEE  INC                       COM              579064956    18904   400000 SH  PUT             SOLE      400000      0    0
NBTY  INC                         COM              628782104    24191   440000 SH                  SOLE      440000      0    0
NETEZZA  CORP                     COM              64111N101    10009   371400 SH                  SOLE      371400      0    0
NORTHERN  OIL  &  GAS  INC  NEV   COM              665531109     1032    60900 SH                  SOLE       60900      0    0
NXP  SEMICONDUCTORS  N  V         COM              N6596X109      248    20000 SH                  SOLE       20000      0    0
PACTIV  CORP                      COM              695257105   136867  4150000 SH                  SOLE     4150000      0    0
PACTIV  CORP                      COM              695257955    11543   350000 SH  PUT             SOLE      350000      0    0
PENN  VA  CORP                    COM              707882106      481    30000 SH                  SOLE       30000      0    0
POTASH  CORP  SASK  INC           COM              73755L957   330572  2295000 SH  PUT             SOLE     2295000      0    0
POTASH  CORP  SASK  INC           COM              73755L907    56176   390000 SH  CALL            SOLE      390000      0    0
POTASH  CORP  SASK  INC           COM              73755L107   211739  1470000 SH                  SOLE     1470000      0    0
PSYCHIATRIC  SOLUTIONS  INC       COM              74439H108    44904  1338410 SH                  SOLE     1338410      0    0
RADWARE  LTD                      ORD              M81873107      464    13500 SH                  SOLE       13500      0    0
SELECT  SECTOR  SPDR  TR          COM              81369Y905     2869   200000 SH  CALL            SOLE      200000      0    0
SERVICE  CORP  INTL               COM              817565104     1293   150000 SH                  SOLE      150000      0    0
SIX  FLAGS  ENTMT  CORP           COM              83001A102   102503  2331726 SH                  SOLE     2331726      0    0
SOUTHWEST  AIRLS  CO              COM              844741908    13070  1000000 SH  CALL            SOLE     1000000      0    0
SPDR  S&P  500  ETF  TR           COM              78462F953   223980  1962500 SH  PUT             SOLE     1962500      0    0
SPDR  S&P  500  ETF  TR           COM              78462F903    24538   215000 SH  CALL            SOLE      215000      0    0
STANDARD  MTR  PRODS  INC         COM              853666105     1143   108575 SH                  SOLE      108575      0    0
STEWART  ENTERPRISES  INC         CL A             860370105     1186   220000 SH                  SOLE      220000      0    0
STUDENT  LN  CORP                 COM              863902102      288     9700 SH                  SOLE        9700      0    0
TALBOTS  INC                      COM              874161102     1703   130000 SH                  SOLE      130000      0    0
TALBOTS  INC                      *W EXP 04/09/201 874161110     3976  1420000 SH                  SOLE     1420000      0    0
TALECRIS  BIOTHERAPEUTICS  HLD    COM              874227101    18533   810000 SH                  SOLE      810000      0    0